SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Balance at beginning of the period	$ (278.0)
Reclassifications to net income, net of tax	(20.0)
Net change in the revaluation of hedging transactions	(23.1)
Balance at end of the period	(281.1)
Cash flow and firm commitment hedging instrument activities in other comprehensive income
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Balance at beginning of the period	(2.0)	(6.9)
Reclassifications to net income, net of tax	(0.2)	6.0
Net change in the revaluation of hedging transactions	0.8	(1.1)
Balance at end of the period	$ (1.0)	$ (2.0)